Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life in years	7 years	7 years
Laboratory equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years	3 years
Laboratory equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life in years	10 years	10 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years	5 years